CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Trade accounts and notes receivable, allowance for doubtful accounts, current	¥ 50,110	¥ 83,969
Model AA Class Shares, no par value
Model AA Class Shares, authorized	150,000,000	150,000,000
Model AA Class Shares, issued	47,100,000	47,100,000
Common stock, no par value
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,262,997,492	3,337,997,492
Treasury stock, shares	288,274,636	300,321,622
Total number of authorized shares for common stock and Model AA Class Shares	10,000,000,000	10,000,000,000